================================================================================

                                ----------------
                                  ANNUAL REPORT
                                ----------------
                                JANUARY 31, 2003
                                ----------------

                                   VALUE LINE
                             AGGRESSIVE INCOME TRUST

INVESTMENT ADVISER                    Value Line, Inc.
                                      220 East 42nd Street
                                      New York, NY 10017-5891

DISTRIBUTOR                           Value Line Securities, Inc.
                                      220 East 42nd Street
                                      New York, NY 10017-5891

CUSTODIAN BANK                        State Street Bank and Trust Co.
                                      225 Franklin Street
                                      Boston, MA 02110

SHAREHOLDER                           State Street Bank and Trust Co.
SERVICING AGENT                       c/o NFDS
                                      P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT                           PricewaterhouseCoopers LLP
ACCOUNTANTS                           1177 Avenue of the Americas
                                      New York, NY 10036

LEGAL COUNSEL                         Peter D. Lowenstein, Esq.
                                      Two Sound View Drive, Suite 100
                                      Greenwich, CT 06830

TRUSTEES                              Jean Bernhard Buttner
                                      John W. Chandler
                                      Frances T. Newton
                                      Francis C. Oakley
                                      David H. Porter
                                      Paul Craig Roberts
                                      Marion N. Ruth
                                      Nancy-Beth Sheerr

OFFICERS                              Jean Bernhard Buttner
                                      CHAIRMAN AND PRESIDENT
                                      Bradley T. Brooks
                                      VICE PRESIDENT
                                      David T. Henigson
                                      VICE PRESIDENT AND
                                      SECRETARY/TREASURER
                                      Joseph Van Dyke
                                      ASSISTANT SECRETARY/TREASURER
                                      Stephen La Rosa
                                      ASSISTANT SECRETARY/TREASURER

                           [LOGO]  VALUE LINE
                                     NO-LOAD
                                  MUTUAL FUNDS

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #526114

VALUE LINE AGGRESSIVE INCOME TRUST

                                                    TO OUR VALUE LINE AGGRESSIVE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the twelve months ended January 31, 2003, the total return of the Value Line Aggressive Income Trust was 0.40%. Over the same period, the Lehman Brothers U.S. Corporate High-Yield Index(1) reported a gain of 1.17%.

Once again, the last year has been a challenging one for high yield bonds, as 2002 saw a record amount of defaults based upon the dollar amount of debt outstanding. High profile bankruptcies at WorldCom and Adelphia led the overall market to a default rate of over 8% according to Moody's. For the year ahead, Moody's is looking for this rate to come down slightly by 1%. The combination of a mixed economic outlook, international tensions, and the continued high level of leverage for U.S. corporate balance sheets, lead us to continue to take a conservative investment tack. While we believe that a majority of the problems in the Telecommunication sector have been worked out, or at least priced into the securities, the Energy sector may still hold some negative surprises for the year ahead. Accordingly, we have underweighted that segment of the market. While there has been a great deal of progress in terms of working through the excesses of the late 1990s, more balance sheet restructuring will be required in the year ahead. A resolution to the Iraq situation over the next few months, however, may give a boost to the high yield market as more investors look to take on investment risk as has happened to a certain extent over the past quarter.

Given our conservative stance, we continue to focus our investments in the more liquid and stronger credits available in the high yield sector. Additionally, the portfolio is broadly diversified to lessen exposure to any one industry. No one sector accounts for more than 10% of the portfolio. Currently, Hotel and Gaming account for the largest sector weighting at 8.3%, followed by Homebuilding, Retailing, and Cable TV all at roughly 6.0%. Preserving capital in difficult market environments, while allowing for an attractive dividend yield (9.6% in 2002), remains our goal. Thank you for your continued investment.


                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT

March 10, 2003


--------------------------------------------------------------------------------

(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.

--------------------------------------------------------------------------------
2

                                              VALUE LINE AGGRESSIVE INCOME TRUST

INCOME TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity slowed again, and markedly so. Indeed, few areas, save for housing, are participating in this irregular business expansion to any degree. It wasn't surprising, therefore, that the government recently reported revised figures for 2002 showing just nominal fourth-quarter gross domestic product growth.

What's more, there appears to be no quick or easy cure for what ails this economy, with the outcome of both the U.S. and Iraq standoff and the President's fiscal stimulus package still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase by just 1% in the first half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation generally remains muted, with the exception of oil and natural gas prices, thanks partly to modest labor cost increases. Adequate supplies of most raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some increase in pricing pressures will emerge. Absent a much more vigorous long-term business recovery than we now forecast, or a further rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable with, at most, a gentle upward bias commencing in 2004.





--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Corporate High Yield Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


             COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                 IN THE VALUE LINE AGGRESSIVE INCOME TRUST AND
                   THE LEHMAN BROTHERS AGGREGATE BOND INDEX*
            AND THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX*

                              [PLOT POINTS GRAPH]

                                             2/93                  1/03
                                           --------             --------
VALUE LINE AGGRESSIVE
  INCOME TRUST                             $ 10,000             $ 15,357

LEHMAN BROTHERS AGGREGATE
  BOND INDEX                               $ 10,000             $ 20,266

LEHMAN BROTHERS U.S. CORPORATE
  HIGH YIELD INDEX                         $ 10,000             $ 17,750

                            (FROM 2/1/93 TO 1/31/03)

Performance Data:**

                                     GROWTH OF AN ASSUMED     AVERAGE ANNUAL
                                    INVESTMENT OF $10,000      TOTAL RETURN
                                   -----------------------   ---------------
 1 year ended 1/31/03 ..........           $10,040                 0.40%
 5 years ended 1/31/03 .........           $ 8,242                -3.79%
10 years ended 1/31/03 .........           $15,357                 4.38%

--------------------------------------------------------------------------------
* THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX. THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
4

                                              VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2003
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES (5.8%)
            BIOTECHNOLOGY (0.6%)
$500,000    Human Genome Sciences, Inc., Subordinated Notes, 33/4%, (each note is convertible to
            9.1324 shares of Common Stock at any time) 3/15/07 ...................................................   $ 328,750
                                                                                                                     ---------
            DRUG (2.6%)
 500,000    Enzon, Inc., Subordinated Notes, 41/2% (each note is convertible to 14.0884 shares of
            Common Stock at anytime) 7/1/08 ......................................................................     391,875
 500,000    Inhale Therapeutic Systems, Inc., Subordinated Notes, 31/2% (each note is convertible to
            19.8177 shares of Common Stock at anytime) 10/17/07 ..................................................     258,750
 500,000    IVAX Corp., Senior Subordinated Notes, 41/2% (each note is convertible to 24.9688 shares of Common
            Stock at anytime) 5/15/08 ............................................................................     411,250
 500,000    Medarex, Inc., Subordinated Notes, 41/2% (each note is convertible to 34.6789 shares of Common
            Stock at anytime) 7/1/06 .............................................................................     322,500
                                                                                                                     ---------
                                                                                                                     1,384,375
                                                                                                                     ---------
            E-COMMERCE (0.5%)
 500,000    Manugistics Group, Inc., Subordinated Notes, 5% (each note is convertible to 22.695 shares of
            Common Stock at anytime) 11/1/07 .....................................................................     276,875
                                                                                                                     ---------
            FOOD WHOLESALERS (0.4%)
 500,000    Fleming Cos., Inc., Senior Subordinated Notes, 51/4% (each note is convertible to 33.036 shares of
            Common Stock at anytime) 3/15/09 .....................................................................     196,875
                                                                                                                     ---------
            RETAIL STORE (0.5%)
 250,000    Penney (J.C.) Co., Inc. Subordinated Notes, 5% (each note is convertible to 35.0877 shares of
            Common Stock at anytime) 10/15/08 ....................................................................     248,125
                                                                                                                     ---------
            TELECOMMUNICATIONS EQUIPMENT (0.4%)
 250,000    ONI Systems Corp., Subordinated Notes, 5% (each note is convertible to 7.7525 shares of
            Common Stock at anytime) 10/15/05 ....................................................................     226,875
                                                                                                                     ---------
            TELECOMMUNICATION SERVICES (0.2%)
 500,000    Gilat Satellite Network, Ltd., Subordinated Notes, 41/4%, (each note is convertible to 5.371 shares of
            Common Stock at anytime) 3/15/05 .....................................................................      85,000
                                                                                                                     ---------
            TOBACCO (0.6%)
 500,000    Vector Group, Ltd., Subordinated Notes, 61/4%, (each note is convertible to 32.7761 shares of Common
            Stock at anytime) 7/15/08(1) .........................................................................     343,125
                                                                                                                     ---------
            TOTAL CONVERTIBLE BONDS & NOTES
            (COST $3,799,267) ....................................................................................   3,090,000
                                                                                                                     ---------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (68.1%)
               CABLE TV (5.9%)
$1,000,000     Adelphia Communications Corp. Senior Notes, 101/4%, 11/1/06(3) ..................................   $ 430,000
   750,000     Charter Communications Holdings, Senior Notes, 95/8%, 11/15/09 ..................................     363,750
 1,000,000     Insight Communications, Inc., Senior Discount Notes, (zero coupon until 2/15/06,
               121/4% thereafter) 2/15/11 ......................................................................     625,000
 1,000,000     MediaCom LLC, Senior Notes, 91/2%, 1/15/13 ......................................................     960,000
 3,000,000     RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 111/8% thereafter) 10/15/07 ......     750,000
                                                                                                                   ---------
                                                                                                                   3,128,750
                                                                                                                   ---------
               CHEMICAL-SPECIALTY (1.5%)
   600,000     Arco Chemical Co., Debentures, 9.80%, 2/1/20 ....................................................     471,000
   500,000     OM Group, Inc., Senior Subordinated Notes, 91/4%, 12/15/11 ......................................     330,000
                                                                                                                   ---------
                                                                                                                     801,000
                                                                                                                   ---------
               DIVERSIFIED COMPANIES (0.7%)
   500,000     Holmes Products Corp., Senior Subordinated Notes, Series "B", 97/8%, 11/15/07 ...................     347,500
                                                                                                                   ---------
               DRUG (2.0%)
 1,000,000     Watson Pharmaceuticals, Inc., Senior Notes, 71/8%, 5/15/08 ......................................   1,038,871
                                                                                                                   ---------
               ELECTRIC UTILITY-WEST (0.4%)
   500,000     PG&E National Energy Group, Inc., Senior Notes, 103/8%, 5/16/11(3) ..............................     232,500
                                                                                                                   ---------
               ENTERTAINMENT (3.6%)
   500,000     IMAX Corp., Senior Notes, 77/8%, 12/1/05 ........................................................     400,000
   500,000     Royal Caribbean Cruises Ltd., Senior Notes, 71/4%, 8/15/06 ......................................     457,500
 1,459,000     XM Satellite Radio, Inc., Senior Secured Notes, (zero coupon until 12/31/05, 14% thereafter),
               12/31/09 ........................................................................................     598,190
   500,000     Star Choice Communications, Inc., Senior Secured Notes, 13%, 12/15/05 ...........................     475,000
                                                                                                                   ---------
                                                                                                                   1,930,690
                                                                                                                   ---------
               FINANCIAL SERVICES (0.7%)
   500,000     Vesta Insurance Group, Inc., Senior Debentures, 83/4%, 7/15/25 ..................................     351,771
                                                                                                                   ---------
               FOOD PROCESSING (0.5%)
   500,000     Land O Lakes Inc., Senior Notes, 83/4%, 11/15/11 ................................................     272,500
                                                                                                                   ---------
               FOREIGN TELECOMMUNICATIONS (0.0%)
   500,000     World Access, Inc., Senior Notes, 131/4%, 1/15/08(2) (3) ........................................      22,500
                                                                                                                   ---------
               GROCERY (2.7%)
   500,000     Great Atlantic & Pacific Tea Co., Inc., Senior Notes, 91/8%, 12/15/11 ...........................     371,250
 1,000,000     Winn Dixie Stores, Inc., Senior Notes, 87/8%, 4/1/08 ............................................   1,057,500
                                                                                                                   ---------
                                                                                                                   1,428,750
                                                                                                                   ---------

--------------------------------------------------------------------------------
6

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------------
               HEALTHCARE INFORMATION SYSTEMS (1.9%)
$  500,000     Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 ..........................   $ 545,000
   500,000     Matria Healthcare Inc., Senior Notes, 11%, 5/1/08 .........................................     460,000
                                                                                                             ---------
                                                                                                             1,005,000
                                                                                                             ---------
               HOME BUILDING (6.2%)
 1,000,000     Beazer Homes USA, Inc., Senior Notes, 8 7/8%, 4/1/08 ......................................   1,042,500
 1,250,000     D.R. Horton, Inc., Senior Notes, 7 7/8%, 8/15/11 ..........................................   1,250,000
   500,000     Senior Housing Properties Trust, Senior Notes, 85/8%, 1/15/12 .............................     497,500
   500,000     WCI Communities Inc., Senior Subordinated Notes, 105/8%, 2/15/11 ..........................     492,500
                                                                                                             ---------
                                                                                                             3,282,500
                                                                                                             ---------
               HOTEL/GAMING (8.3%)
 1,000,000     Eldorado Resorts LLC, Senior Subordinated Notes, 101/2%, 8/15/06 ..........................   1,002,500
 1,000,000     Hilton Hotels Corp., Senior Notes, 71/2%, 12/15/17 ........................................     917,500
 1,000,000     Isle of Capri Casinos, Inc., Senior Subordinated Notes, 83/4%, 4/15/09 ....................   1,015,000
   500,000     Meristar Hospitality Corp., Senior Notes, 9%, 1/15/08 .....................................     425,000
 1,000,000     Meritage Corp., Senior Notes, 93/4%, 6/1/11 ...............................................   1,042,500
                                                                                                             ---------
                                                                                                             4,402,500
                                                                                                             ---------
               MACHINERY (2.1%)
   500,000     Briggs & Stratton Corp., Senior Notes, 87/8%, 3/15/11 .....................................     541,250
   600,000     Terex Corp., Senior Subordinated Notes, Series "B" 103/8, 4/1/11 ..........................     574,500
                                                                                                             ---------
                                                                                                             1,115,750
                                                                                                             ---------
               MEDICAL SERVICES (1.7%)
   500,000     Res-Care, Inc., Senior Notes, 105/8%, 11/15/08 ............................................     375,000
   500,000     U.S. Oncology Inc., Senior Notes, 95/8%, 2/1/12 ...........................................     500,000
                                                                                                             ---------
                                                                                                              875,000
                                                                                                             ---------
               NATURAL GAS-DIVERSIFIED (0.9%)
   750,000     Energy Corp. of America, Senior Subordinated Notes, Series "A", 91/2%, 5/15/07 ............     465,000
                                                                                                             ---------
              OILFIELD SERVICES/EQUIPMENT (3.7%)
   250,000     Compagnie Generale de Geophysique, Inc., Senior Subordinated. Notes, 105/8%, 11/15/07 .....     220,000
 1,000,000     Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 .......................     935,000
   316,000     Newpark Resources, Inc., Senior Subordinated Notes, Series "B", 85/8%, 12/15/07 ...........     304,940
   500,000     Pemex Project Funding Master Trust, Bonds, 73/8%, 12/15/14(1) .............................     503,125
                                                                                                             ---------
                                                                                                             1,963,065
                                                                                                             ---------
               PACKAGING & CONTAINER (3.8%)
   690,000     Four M Corp., Senior Secured Notes, Series "B", 12%, 6/1/06 ...............................     707,250
   500,000     Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 ......................................     432,500
 1,000,000     Tekni-Plex, Inc., Senior Subordinated Notes, Series "B", 123/4%, 6/15/10 ..................     895,000
                                                                                                             ---------
                                                                                                             2,034,750
                                                                                                             ---------

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                                                                               7

VALUE LINE AGGRESSIVE INCOME TRUST

SCEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS (0.3%)
$  181,000     Georgia-Pacific Corp., Debentures, 91/2%, 12/1/11 ..........................................   $ 173,760
                                                                                                              ---------
              PETROLEUM-INTEGRATED (0.9%)
   500,000     Clark Refining & Marketing Inc., Senior Subordinated Notes, 87/8%, 11/15/07 ................     465,000
                                                                                                              ---------
               PETROLEUM-PRODUCING (4.7%)
   305,000     Abraxas Petroleum Corp., Senior Secured Notes, Series "A", 111/2%, 5/1/07(1) ...............     122,000
   750,000     Baytex Energy Ltd., Senior Subordinated Notes, 10 1/2%, 2/15/11 ............................     795,000
 1,000,000     Belden & Blake Corp., Senior Subordinated Notes, Series "B", 97/8%, 6/15/07 ................     870,000
   250,000     Petroleum Helicopters, Inc., Senior Notes, Series "B", 93/8%, 5/1/09 .......................     265,938
   650,000     Tesoro Petroleum Corp., Senior Subordinated Notes, Series "B", 9%, 7/1/08 ..................     429,000
                                                                                                              ---------
                                                                                                              2,481,938
                                                                                                              ---------
               R.E.I.T. (1.9%)
 1,000,000     LNR Property Corp., Senior Subordinated Notes, 101/2%, 1/15/09 .............................   1,021,250
                                                                                                              ---------
               RECREATION (1.8%)
 1,000,000     P & O Princess Cruises Plc., Guaranteed Debentures, 77/8%, 6/1/27 ..........................     959,717
                                                                                                              ---------
               RETAIL-SPECIAL LINES (1.0%)
   500,000     Herbalife International, Inc., Senior Subordinated Notes, 113/4%, 7/15/10(1) ...............     520,000
                                                                                                              ---------
               RETAIL-BUILDING SUPPLY (0.5%)
   250,000     Crescent Real Estate Equities, Senior Notes, 91/4%, 4/15/09 ................................     262,500
                                                                                                              ---------
               RETAIL STORE (5.6%)
   500,000     Dillards, Inc., Notes, 6.43%, 8/1/04 .......................................................     500,000
   500,000     Dollar General Corp., Guaranteed Notes, 85/8%, 6/15/10 .....................................     512,500
   919,000     Penney (J.C.) Co., Inc., Notes, 93/4%, 6/15/21 .............................................     947,719
   496,000     Penney (J.C.) Co., Inc., Debentures, 81/4%, 8/15/22 ........................................     459,420
   250,000     K-mart Corp., Senior Notes, 81/4%, 1/1/22(3) ...............................................      42,500
   500,000     Toys 'R' Us, Inc., Senior Notes, 83/4%, 9/1/21 .............................................     487,005
                                                                                                              ---------
                                                                                                              2,949,144
                                                                                                              ---------
               TELECOMMUNICATIONS EQUIPMENT (0.5%)
   500,000     Lucent Technologies, Inc., Notes, 61/2%, 1/15/28 ...........................................     275,000
                                                                                                              ---------
               TELECOMMUNICATION SERVICES (2.6%)
 1,000,000     Global Crossing Holdings Ltd., Senior Notes, 91/8%, 11/15/06(3) ............................      38,750
 1,000,000     Global Crossing Holdings Ltd., Senior Notes, 8.70%, 8/1/07(3) ..............................      38,750
   500,000     Millicom International Cellular SA, Senior Subordinated Discount Notes, 131/2%, 6/1/06 .....     316,250
   320,000     Qwest Services Corp., Senior Subordinated Secured Notes, 131/2%, 12/15/10(1) ...............     336,000
   500,000     TSI Telecommunication Services Inc., Senior Subordinated Notes, 123/4%, 2/1/09 .............     450,000
 1,000,000     WorldCom Inc., Notes, 71/2%, 5/1/11(3) .....................................................     218,750
                                                                                                              ---------
                                                                                                              1,398,500
                                                                                                              ---------

--------------------------------------------------------------------------------
8

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
            TEXTILE (1.0%)
$500,000    Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 101/2%, 4/1/09 ....................   $  510,000
                                                                                                               ----------
            TRUCKING/TRANSPORTATION LEASING (0.4%)
 300,000    AMERCO, Senior Notes, 77/8%, 5/15/03 ...........................................................      219,375
                                                                                                               ----------
            WIRELESS NETWORKING (0.3%)
 500,000    Spectrasite Holdings Inc., Senior Discount Notes, Series "B", (zero coupon until 3/15/05, 127/8%
            thereafter) 3/15/10 ............................................................................      150,000
                                                                                                               ----------
            TOTAL CORPORATE BONDS & NOTES
            (COST $38,360,276) .............................................................................   36,084,581
                                                                                                               ----------

CONVERTIBLE PREFERRED STOCKS (0.0%)
            TELECOMMUNICATION SERVICES (0.0%)
   2,500    Sprint Corp., Par $25 (each share is convertible to .8364 shares of Common Stock @ $3.72)
            71/8%, 8/17/04 .................................................................................       16,175
                                                                                                               ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (COST $36,350) .................................................................................       16,175
                                                                                                               ----------

PREFERRED STOCKS (0.0%)
            CABLE (0.0%)
  10,000    Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one for one into
            Debentures, Par $100, 7/15/09(3) ...............................................................        5,000
                                                                                                               ----------
            TELECOMMUNICATION SERVICES (0.0%)
   4,953    XO Communications, Inc., 14%, each share is exchangeable one for one into Debentures,
            Par $50, 2/1/09(3) .............................................................................           50
                                                                                                               ----------
            WIRELESS NETWORKING (0.0%)
     796    Metrocall Holdings, Inc., Series "A", 15%, 12/31/06 ............................................        5,000
                                                                                                               ----------
            TOTAL PREFERRED STOCKS
            (COST $603,114) ................................................................................       10,050
                                                                                                               ----------

WARRANTS (0.4%)
            ENTERTAINMENT (0.4%)
   1,000    XM Satellite Radio Holdings, Inc., Expiring 12/31/09(2) ........................................      205,000
                                                                                                               ----------
            TOTAL WARRANTS
            (COST $85,000) .................................................................................      205,000
                                                                                                               ----------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                        VALUE
----------------------------------------------------------------------

COMMON STOCKS (2.3%)
             COMPUTER PERIPHERALS (0.1%)
$ 6,000      Identix, Inc. (2) ..............................   $24,540
                                                                -------
             COMPUTER SOFTWARE & SERVICES (0.1%)
  4,000      Comverse Technology, Inc. (2) ..................    38,080
  7,000      Novell Inc. (2) ................................    22,680
                                                                -------
                                                                 60,760
                                                                -------
             DIVERSIFIED COMPANIES (0.0%)
  5,000      Service Corp. International, Inc. (2) ..........    16,550
                                                                -------
             E-COMMERCE (0.0%)
  5,000      Entrust, Inc. (2) ..............................    13,345
                                                                -------
             ELECTRICAL UTILITY-CENTRAL (0.2%)
  5,000      Alliant Corp. ..................................    80,950
                                                                -------
             ELECTRICAL UTILITY-EAST (0.2%)
  7,500      Teco Energy, Inc. ..............................   103,725
                                                                -------
             ENTERTAINMENT TECHNOLOGY (0.0%)
  5,000      Concurrent Computer Corp. (2) ..................    16,500
                                                                -------
             FOOD PROCESSING (0.1%)
  5,000      Tyson Foods, Inc. ..............................    51,550
                                                                -------
             PAPER & FOREST PRODUCTS (0.1%)
  3,000      Fibermark Inc. (2) .............................    23,610
                                                                -------
             PETROLEUM PRODUCING (0.2%)
 25,680      Abraxas Petroleum Corp. (2) ....................    19,517
  6,000      Methanex Corp. .................................    54,900
                                                                -------
                                                                 74,417
                                                                -------
             POWER INDUSTRY (0.1%)
  6,000      Astropower, Inc. (2) ...........................    40,500
  4,000      Fuelcell Energy, Inc. (2) ......................    23,160
                                                                -------
                                                                 63,660
                                                                -------
             PRECIOUS METALS (0.1%)
  5,000      Goldfields Ltd. ................................    65,650
                                                                -------

--------------------------------------------------------------------------------
10

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                           VALUE
-------------------------------------------------------------------------

             R.E.I.T. (0.7%)
$ 5,000      Apartment Investment & Management Co. ..........   $  181,750
 15,000      Nationwide Health Properties, Inc. .............      206,850
                                                                ----------
                                                                   388,600
                                                                ----------
             RECREATION (0.1%)
  5,000      JAKKS Pacific, Inc. (2) ........................       61,300
                                                               ----------
             TELECOMMUNICATIONS EQUIPMENT (0.2%)
  6,000      Harmonic, Inc. (2) .............................       25,320
  5,000      Scientific Atlanta, Inc. .......................       55,500
                                                                ----------
                                                                    80,820
                                                                ----------
             TELECOMMUNICATION SERVICES (0.1%)
 17,657      GST Telecommunications, Inc. (2) ...............           14
 10,000      Western Wireless Corp. Class "A" (2) ...........       65,800
  1,245      XO Communications Inc. (2) .....................        4,544
                                                                ----------
                                                                    70,358
                                                                ----------
             WIRELESS NETWORKING (0.0%)
    924      Metrocall Holdings, Inc. (2) ...................        5,000
                                                                ----------
             TOTAL COMMON STOCKS
             (COST $2,208,069) ..............................    1,201,335
                                                                ----------
             TOTAL INVESTMENT SECURITIES (76.6%)
             (COST $45,092,076) .............................   40,607,141
                                                                ----------





--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS                                       JANUARY 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (26.0%)
 (INCLUDING ACCRUED INTEREST)
$4,600,000    Collateralized by $4,285,000 U.S. Treasury Notes 6% due 8/15/04, with a value of $4,697,431 (with
                State Street Bank & Trust Co., 1.23%, dated 1/31/03, due 2/3/03 delivery value $4,600,472) .......   $ 4,600,472
 4,600,000    Collateralized by $3,035,000 U.S. Treasury Bonds 97/8% due 11/15/15, with a value of $4,704,554
                (with UBS Warburg LLC., 1.27%, dated 1/31/03, due 2/3/03 delivery value $4,600,487) ..............     4,600,487
 4,600,000    Collateralized by $3,545,000 U.S. Treasury Bonds 71/4% due 8/15/22, with a value of $4,689,972 (with
                Morgan Stanley Dean Witter & Co., Inc., 1.25%, dated 1/31/03, due 2/3/03 delivery value
                $4,600,479) ......................................................................................     4,600,479
                                                                                                                     -----------
              TOTAL REPURCHASE AGREEMENTS
                (COST $13,801,438) ...............................................................................    13,801,438
                                                                                                                     -----------
              EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.6%) ...........................................    (1,402,897)
                                                                                                                     -----------
                NET ASSETS (100.0%) ..............................................................................   $53,005,682
                                                                                                                     ===========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                SHARE ($53,005,682 + 12,188,288 SHARES OF BENEFICIAL INTEREST OUTSTANDING) .......................   $      4.35
                                                                                                                     ===========


(1) 144A SECURITY WHERE CERTAIN CONDITIONS FOR PUBLIC SALE MAY EXIST.

(2) NON-INCOME PRODUCING SECURITY.

(3) DEFAULTED SECURITY.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                              VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES
AT JANUARY 31, 2003
--------------------------------------------------------------------------------

                                                      DOLLARS
                                                   (IN THOUSANDS
                                                  EXCEPT PER SHARE
                                                      AMOUNT)
                                                 -----------------
ASSETS:
Investment securities, at value
   (Cost - $45,092) ..........................        $40,607
Repurchase agreements
   (Cost - $13,801) ..........................         13,801
Cash .........................................             19
Interest receivable ..........................            959
Receivable for securities sold ...............            706
Receivable for trust shares sold .............            463
Dividend receivable ..........................              3
                                                      -------
  TOTAL ASSETS ...............................         56,558
                                                      -------
LIABILITIES:
Payable for securities purchased .............          3,339
Dividends payable to shareholders ............             81
Payable for trust shares repurchased .........             49
Accrued expenses:
  Advisory fee ...............................             22
  Service and distribution plan fees
     payable .................................             12
  Other ......................................             49
                                                      -------
  TOTAL LIABILITIES ..........................          3,552
                                                      -------
NET ASSETS ...................................        $53,006
                                                      =======
NET ASSETS
Shares of beneficial interest, at $.01
   par value (authorized unlimited,
   outstanding 12,188,288) ...................        $   122
Additional paid-in capital ...................        125,448
Distributions in excess of net
   investment income .........................            (30)
Accumulated net realized loss
   on investments ............................        (68,049)
Unrealized net depreciation
   of investments ............................         (4,485)
                                                      -------
NET ASSETS ...................................        $53,006
                                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($53,005,682 - 12,188,288
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING) ..............................        $  4.35
                                                      =======


STATEMENT OF OPERATIONS FOR THE
YEAR ENDED JANUARY 31, 2003

                                                    DOLLARS
                                                 (IN THOUSANDS)
                                                ---------------
INVESTMENT INCOME:
Interest (Net of foreign withholding taxes
   of $3) ...................................      $ 5,989
Dividends ...................................           66
Other .......................................           36
                                                   -------
  Total Income ..............................        6,091
                                                   -------
EXPENSES:
Advisory fee ................................          436
Service and distribution plan fee ...........          145
Transfer agent fees .........................           53
Audit and legal fees ........................           48
Printing, checks and stationary .............           34
Custodian fees ..............................           33
Registration and filing fees ................           22
Trustees' fees and expenses .................           22
Other .......................................            5
                                                   -------
     Total expenses before
        custody credits .....................          798
     Less: custody credits ..................           (2)
                                                   -------
     Net Expenses ...........................          796
                                                   -------
NET INVESTMENT INCOME .......................        5,295
                                                   -------
REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS
     Net realized Loss ......................       (4,038)
     Net Change in Net Unrealized
        Appreciation (Depreciation) .........       (1,566)
                                                   -------
NET REALIZED LOSS AND CHANGE IN
   NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ............       (5,604)
                                                   -------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ...............................      $  (309)
                                                   =======


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED JANUARY 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                                 2003           2002
                                                                              -------------------------
                                                                                       DOLLARS
                                                                                    (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................    $   5,295     $    9,075
 Net realized loss on investments ........................................       (4,038)        (7,568)
 Change in net unrealized (depreciation) appreciation ....................       (1,566)          (914)
                                                                              ---------     ----------
 Net increase (decrease) in net assets from operations ...................         (309)           593
                                                                              ---------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...................................................       (5,325)        (9,137)
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................       26,376        187,919
 Net proceeds from reinvestment of distributions to shareholders .........        4,167          7,157
                                                                              ---------     ----------
                                                                                 30,543        195,076
 Cost of shares repurchased ..............................................      (67,824)      (207,535)
                                                                              ---------     ----------
 Net decrease in net assets from share transactions ......................      (37,281)       (12,459)
                                                                              ---------     ----------
TOTAL DECREASE IN NET ASSETS .............................................      (42,915)       (21,003)
NET ASSETS:
 Beginning of year .......................................................       95,921        116,924
                                                                              ---------     ----------
 End of year .............................................................    $  53,006     $   95,921
                                                                              =========     ==========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................          (30)    $      (73)
                                                                              =========     ==========





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                              VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS                                   JANUARY 31, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

(F) The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.


2. TRUST SHARE TRANSACTIONS

Transactions in shares of beneficial interest in the Trust were as follows:

                                 YEAR ENDED JANUARY 31,
                                   2003           2002
                               ------------   ------------
Shares sold ................     5,944         38,036
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............       941          1,459
                                 -----         ------
                                 6,885         39,495
Shares repurchased .........   (14,928)       (41,579)
                               -------        -------
Net decrease ...............    (8,043)        (2,084)
                               =======        =======

Redemption fees of $129,000 were retained by the Trust for the year ended January 31, 2003.


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                      YEAR ENDED
                                   JANUARY 31, 2003
                                  -----------------
                                    (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $28,865
                                  =======
SALES:
Investment Securities .........   $58,545
                                  =======


4. INCOME TAXES

At January 31, 2003, information on the tax basis of investments is as follows:

                                                 (UNAUDITED)
                                               (IN THOUSANDS)
                                               --------------
Cost of investments for tax purposes .........   $ 58,950
                                                 ========
Gross tax unrealized appreciation ............      1,673
Gross tax unrealized depreciation ............     (6,215)
                                                 --------
Net tax unrealized depreciation on
   investments ...............................   $ (4,542)
                                                 ========
Capital loss carryforward,
   expires January 31, 2007 ..................   $ (2,531)
Capital loss carryforward,
   expires January 31, 2008 ..................    (17,496)
Capital loss carryforward,
   expires January 31, 2009 ..................    (20,923)
Capital loss carryforward,
   expires January 31, 2010 ..................    (20,654)
Capital loss carryforward,
   expires January 31, 2011 ..................     (5,624)
                                                 --------
Capital loss carryforward,
   at January 31, 2003 .......................   $(67,228)
                                                 ========

During the year ended January 31, 2003, as permitted under Federal income tax regulation, the Trust elected to defer $794,000 of post-October net capital losses to the next taxable year.

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The tax composition of dividends to shareholders for the years ended January 31, 2002 and 2003 were as follows:

                                  2003               2002
                            ----------------   ----------------
                             (IN THOUSANDS)     (IN THOUSANDS)
Ordinary Income .........        $5,325             $9,137

--------------------------------------------------------------------------------
16

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------


5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $435,677 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2003. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $145,225 were paid or payable to the Distributor under this Plan for the year ended January 31, 2003.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At January 31, 2003, the Adviser and certain officers and Trustees owned 2,203 shares of beneficial interest in the Trust, representing .02% of the outstanding shares.





--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                   YEARS ENDED JANUARY 31,
                                          ------------------------------------------------------------------------
                                            2003            2002            2001            2000            1999
                                          ========================================================================
NET ASSET VALUE, BEGINNING
 OF YEAR .............................    $   4.74        $   5.24        $   7.22        $   7.45        $   8.66
                                          ------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ..............        0.41            0.49(1)         0.66            0.73            0.78
  Net gains or losses on
    securities (both realized
    and unrealized) ..................       (0.40)          (0.50)(1)       (1.98)          (0.23)          (1.21)
                                          ------------------------------------------------------------------------
Total from investment
 operations ..........................        0.01           (0.01)          (1.32)           0.50           (0.43)
                                          ------------------------------------------------------------------------
Redemption fees ......................        0.01              --              --              --              --
                                          ------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income ...................       (0.41)          (0.49)          (0.66)          (0.73)          (0.78)
                                          ------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .........    $   4.35        $   4.74        $   5.24        $   7.22        $   7.45
                                          ========================================================================
TOTAL RETURN .........................        0.40%          (0.12)%        (19.14)%          7.16%          (5.13)%
                                          ========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) ......................    $ 53,006        $ 95,921        $116,924        $169,586        $174,805
Ratio of expenses to average
 net assets ..........................        1.37%(3)        1.23%(3)        1.04%(3)        0.82%(3)        0.81%(2)
Ratio of net investment income
 to average net assets ...............        9.12%           9.72%(1)       10.61%          10.04%           9.81%
Portfolio turnover rate ..............          59%            140%            184%            154%            140%

(1) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE TRUST HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002, ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.79% TO 9.72%. PER SHARE AND RATIOS FOR THE YEAR PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.

(2)  BEFORE OFFSET OF CUSTODY CREDITS.

(3) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.24% FOR THE YEAR ENDED JANUARY 31, 2002 AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED JANUARY 31, 2003, JANUARY 31, 2001 AND JANUARY 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                              VALUE LINE AGGRESSIVE INCOME TRUST

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
VALUE LINE AGGRESSIVE INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

March 13, 2003



--------------------------------------------------------------------------------
                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

FOR CORPORATE TAXPAYERS 0.72% OF THE ORDINARY INCOME DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2002 QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                            PRINCIPAL
                                                            OCCUPATION
                                              LENGTH OF     DURING THE                         OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    POSITION            TIME SERVED   PAST 5 YEARS                       HELD BY TRUSTEE
==================================================================================================================
INTERESTED TRUSTEES*
--------------------
Jean Bernhard Buttner     Chairman of the     Since 1986    Chairman, President and            Value Line, Inc.
Age 68                    Board of Trustees                 Chief Executive Officer of
                          and President                     Value Line, Inc. (the "Adviser")
                                                            and Value Line Publishing, Inc.
                                                            Chairman and President of each
                                                            of the 15 Value Line Funds and
                                                            Value Line Securities Inc. (the
                                                            "Distributor").
------------------------------------------------------------------------------------------------------------------
Marion N. Ruth            Trustee             Since 2000    Real Estate Executive:             Value Line, Inc.
5 Outrider Road                                             President, Ruth Realty
Rolling Hills, CA 90274                                     (real estate broker); Director of
Age 67                                                      the Adviser since October 2000.
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-----------------------
John W. Chandler          Trustee             Since 1991    Consultant, Academic Search        None
1611 Cold Spring Rd.                                        Consultation Service, Inc.
Williamstown, MA 01267                                      Trustee Emeritus and Chairman
Age 79                                                      (1993-1994) of the Board of
                                                            Trustees of Duke University;
                                                            President Emeritus, Williams
                                                            College.
------------------------------------------------------------------------------------------------------------------
Frances T. Newton         Trustee             Since 2000    Customer Support Analyst,          None
4921 Buckingham Drive                                       Duke Power Company.
Charlotte, NC 28209
Age 61



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


                                              VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                        HELD BY TRUSTEE
=============================================================================================================
Francis Oakley               Trustee    Since 2000    Professor of History, Williams      Berkshire Life
54 Scott Hill Road                                    College, 1961 to present.           Insurance Company.
Williamstown, MA 01267                                President Emeritus since 1994
Age 71                                                and President, 1985-1994;
                                                      Chairman (1993-1997) and
                                                      Interim President (2002) of the
                                                      American Council of Learned
                                                      Societies.
-------------------------------------------------------------------------------------------------------------
David H. Porter              Trustee    Since 1997    Visiting Professor of Classics,     None
5 Birch Run Drive                                     Williams College, since 1999;
Saratoga Springs, NY 12866                            President Emeritus, Skidmore
Age 67                                                College since 1999 and
                                                      President, 1987-1998.
-------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee    Since 1986    Chairman, Institute for Political   A. Schulman Inc.
169 Pompano St.                                       Economy.                            (plastics)
Panama City Beach, FL
32413
Age 63
-------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Trustee    Since 1996    Senior Financial Advisor,           None
1409 Gladwyne Drive                                   Hawthorne, since 2001;
Gladwyne, PA 19035                                    Chairman, Radcliffe College
Age 53                                                Board of Trustees. 1990-1999.

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                                                                              21

VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                     HELD BY TRUSTEE
=============================================================================================================
OFFICERS
--------
Bradley Brooks           Vice President    Since 2001    Portfolio Manager with the                --
Age 40                                                   Adviser since 1999; Securities
                                                         Analyst with the
                                                         Adviser, 1997-1999.
-------------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and              --
Age 45                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and
                                                         Vice President of the
                                                         Distributor. Vice President,
                                                         Secretary and Treasurer of each
                                                         of the 15 Value Line Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.



--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------



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22

                                              VALUE LINE AGGRESSIVE INCOME TRUST

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                                                                              23

VALUE LINE AGGRESSIVE INCOME TRUST

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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